Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 387,216	₩ 391,233
Changes, net of taxes	259,727	(4,017)
Balance as of December 31	646,943	387,216
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	176,208	173,281
Changes, net of taxes	86,449	2,927
Balance as of December 31	262,657	176,208
Other comprehensive income of investments in associates and joint venture [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	182,702	173,477
Changes, net of taxes	132,581	9,225
Balance as of December 31	315,283	182,702
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	(1,488)	14,463
Changes, net of taxes	(6,556)	(15,951)
Balance as of December 31	(8,044)	(1,488)
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	29,794	30,012
Changes, net of taxes	47,253	(218)
Balance as of December 31	₩ 77,047	₩ 29,794